Receivables from Financial Services (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Receivables from Financial Services

Receivables from financial services as of March 31, 2017 and 2018 consist of the following:

	Yen (millions)
	2017	2018
Consumer finance receivables:
Retail	¥4,199,715	¥4,187,420
Finance lease	184,339	165,156
Dealer finance receivables:
Wholesale	608,549	651,141

Subtotal	¥4,992,603	¥5,003,717

Allowance for credit losses	¥(31,499)	¥(34,803)
Allowance for losses on lease residual values	(1,663)	(743)
Unearned interest income and fees	(9,888)	(10,108)

Total	¥4,949,553	¥4,958,063

Current assets	¥1,878,938	¥1,840,699
Non-current assets	3,070,615	3,117,364

Total	¥4,949,553	¥4,958,063

Gross Investment in Lease and Present Value of Minimum Lease Payments Receivable

The gross investment in the lease and the present value of minimum lease payments receivable as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
As of March 31, 2017	Within 1 year	Between 1 and 5 years	Later than 5 years	Total
Gross investment in the lease	¥72,066	¥111,941	¥332	¥184,339
Unearned interest income and fees	(1,952)	(7,919)	(17)	(9,888)
Unguaranteed residual values	(23,712)	(43,941)	(2)	(67,655)

Present value of minimum lease payments receivable	¥46,402	¥60,081	¥313	¥106,796

	Yen (millions)
As of March 31, 2018	Within 1 year	Between 1 and 5 years	Later than 5 years	Total
Gross investment in the lease	¥65,253	¥99,845	¥58	¥165,156
Unearned interest income and fees	(2,023)	(8,078)	(7)	(10,108)
Unguaranteed residual values	(27,480)	(50,636)	(0)	(78,116)

Present value of minimum lease payments receivable	¥35,750	¥41,131	¥51	¥76,932

Trade receivables [member]
Changes in Allowance for Doubtful Accounts

The changes in the allowance for doubtful trade receivables for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen (millions)
	2016	2017	2018
Balance at beginning of year	¥5,367	¥15,888	¥14,510

Provision	¥11,786	¥5,046	¥858
Charge-offs	(593)	(6,389)	(706)
Exchange differences on translating foreign operations	(672)	(35)	(273)

Balance at end of year	¥15,888	¥14,510	¥14,389

Other financial assets [member]
Changes in Allowance for Doubtful Accounts

The changes in the allowance for doubtful accounts for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen (millions)
	2016	2017	2018
Balance at beginning of year	¥12,061	¥11,731	¥10,964

Provision	¥1,382	¥219	¥343
Charge-offs	(1,528)	(936)	(1,179)
Exchange differences on translating foreign operations	(184)	(50)	17

Balance at end of year	¥11,731	¥10,964	¥10,145

Receivables from financial services [Member]
Changes in Allowance for Doubtful Accounts

The changes in the allowance for credit losses on receivables from financial services for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen (millions)
	Retail	Finance lease	Wholesale	Total
Balance as of April 1, 2015	¥22,649	¥499	¥1,890	¥25,038

Provision	¥24,148	¥457	¥769	¥25,374
Charge-offs	(31,258)	(268)	(64)	(31,590)
Recoveries	8,839	107	98	9,044
Exchange differences on translating foreign operations	(2,078)	(33)	(190)	(2,301)

Balance as of March 31, 2016	¥22,300	¥762	¥2,503	¥25,565

Provision	¥29,870	¥338	¥(278)	¥29,930
Charge-offs	(33,045)	(287)	(382)	(33,714)
Recoveries	8,487	69	3	8,559
Exchange differences on translating foreign operations	1,255	(73)	(23)	1,159

Balance as of March 31, 2017	¥28,867	¥809	¥1,823	¥31,499

Provision	¥36,037	¥214	¥336	¥36,587
Charge-offs	(39,478)	(299)	(271)	(40,048)
Recoveries	8,368	50	13	8,431
Exchange differences on translating foreign operations	(1,718)	47	5	(1,666)

Balance as of March 31, 2018	¥32,076	¥821	¥1,906	¥34,803